Quarterly Report
March 31, 2023
MFS®  Value Series
MFS® Variable Insurance Trust
VLU-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 6.7%
General Dynamics Corp.	187,619	$42,816,532
Honeywell International, Inc.	230,324	44,019,523
Northrop Grumman Corp.	121,519	56,107,753
Raytheon Technologies Corp.	162,692	15,932,427
		$158,876,235
Alcoholic Beverages – 1.6%
Diageo PLC	842,732	$37,570,913
Brokerage & Asset Managers – 4.5%
BlackRock, Inc.	36,705	$24,560,050
Citigroup, Inc.	650,896	30,520,514
KKR & Co., Inc.	267,945	14,072,471
NASDAQ, Inc.	673,784	36,835,771
		$105,988,806
Business Services – 3.0%
Accenture PLC, “A”	159,657	$45,631,567
Equifax, Inc.	120,830	24,509,157
		$70,140,724
Cable TV – 3.4%
Charter Communications, Inc., “A” (a)	68,334	$24,436,922
Comcast Corp., “A”	1,484,870	56,291,421
		$80,728,343
Chemicals – 1.0%
PPG Industries, Inc.	172,119	$22,991,656
Construction – 1.8%
Masco Corp.	203,143	$10,100,270
Otis Worldwide Corp.	96,885	8,177,094
Sherwin-Williams Co.	109,777	24,674,576
		$42,951,940
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	89,539	$8,234,007
Kimberly-Clark Corp.	151,364	20,316,076
Reckitt Benckiser Group PLC	165,516	12,573,430
		$41,123,513
Electrical Equipment – 1.1%
Johnson Controls International PLC	430,081	$25,899,478
Electronics – 5.9%
Analog Devices, Inc.	108,232	$21,345,515
KLA Corp.	76,880	30,688,190
NXP Semiconductors N.V.	148,582	27,706,828
Texas Instruments, Inc.	327,922	60,996,771
		$140,737,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.5%
ConocoPhillips	505,672	$50,167,719
EOG Resources, Inc.	191,088	21,904,417
Pioneer Natural Resources Co.	170,128	34,746,943
		$106,819,079
Food & Beverages – 2.9%
Archer Daniels Midland Co.	94,829	$7,554,078
Nestle S.A.	308,975	37,718,682
PepsiCo, Inc.	125,932	22,957,404
		$68,230,164
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	178,540	$29,644,782
Health Maintenance Organizations – 2.4%
Cigna Group	218,707	$55,886,200
Insurance – 11.0%
Aon PLC	191,018	$60,226,065
Chubb Ltd.	242,610	47,110,010
Marsh & McLennan Cos., Inc.	330,687	55,075,920
Progressive Corp.	431,099	61,673,023
Travelers Cos., Inc.	219,923	37,697,001
		$261,782,019
Machinery & Tools – 4.6%
Eaton Corp. PLC	213,123	$36,516,495
Illinois Tool Works, Inc.	169,402	41,240,917
PACCAR, Inc.	176,171	12,895,717
Trane Technologies PLC	98,421	18,107,496
		$108,760,625
Major Banks – 7.0%
Goldman Sachs Group, Inc.	38,265	$12,516,864
JPMorgan Chase & Co.	677,789	88,322,685
Morgan Stanley	510,255	44,800,389
PNC Financial Services Group, Inc.	159,478	20,269,654
		$165,909,592
Medical & Health Technology & Services – 1.5%
McKesson Corp.	99,329	$35,366,090
Medical Equipment – 6.3%
Abbott Laboratories	327,815	$33,194,547
Boston Scientific Corp. (a)	614,839	30,760,395
Danaher Corp.	61,646	15,537,258
Medtronic PLC	318,306	25,661,830
Thermo Fisher Scientific, Inc.	74,805	43,115,358
		$148,269,388
Other Banks & Diversified Financials – 2.6%
American Express Co.	249,470	$41,150,077
Moody's Corp.	31,369	9,599,541
Truist Financial Corp.	293,253	9,999,927
		$60,749,545

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.2%
Johnson & Johnson	421,071	$65,266,005
Merck & Co., Inc.	422,196	44,917,432
Pfizer, Inc.	1,267,687	51,721,630
Roche Holding AG	27,554	7,885,607
		$169,790,674
Railroad & Shipping – 2.5%
Canadian National Railway Co.	122,262	$14,423,248
Union Pacific Corp.	225,822	45,448,936
		$59,872,184
Real Estate – 1.8%
Prologis, Inc., REIT	262,777	$32,786,686
Public Storage, Inc., REIT	31,527	9,525,568
		$42,312,254
Specialty Chemicals – 1.9%
Corteva, Inc.	158,573	$9,563,538
DuPont de Nemours, Inc.	485,380	34,835,722
		$44,399,260
Specialty Stores – 3.4%
Lowe's Cos., Inc.	240,655	$48,123,780
Target Corp.	199,236	32,999,459
		$81,123,239
Utilities - Electric Power – 7.1%
American Electric Power Co., Inc.	149,636	$13,615,379
Dominion Energy, Inc.	578,101	32,321,627
Duke Energy Corp.	477,928	46,105,714
Exelon Corp.	397,530	16,652,532
Southern Co.	654,334	45,528,560
Xcel Energy, Inc.	214,105	14,439,241
		$168,663,053
Total Common Stocks		$2,334,587,060
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 4.56% (v)	29,851,812	$29,857,783

Other Assets, Less Liabilities – 0.2%		4,090,679
Net Assets – 100.0%		$2,368,535,522
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $29,857,783 and $2,334,587,060, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,224,415,180	$—	$—	$2,224,415,180
United Kingdom	50,144,343	—	—	50,144,343
Switzerland	—	45,604,289	—	45,604,289
Canada	14,423,248	—	—	14,423,248
Mutual Funds	29,857,783	—	—	29,857,783
Total	$2,318,840,554	$45,604,289	$—	$2,364,444,843
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$29,657,201	$88,487,046	$88,279,835	$(8,517)	$1,888	$29,857,783
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$163,059	$—